Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014 Contract	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Stock price volatility	17.00%	23.00%	25.00%
Notional amount of derivative liabilities	$ 12,600,000
Currency exchange contracts	In order to mitigate the impact of fluctuations in exchange rates between the Canadian dollar and the U.S. dollar, the Company has entered into Canadian dollar / U.S. dollar exchange contracts which covers approximately 33% of the anticipated dividends and interest payable in Canadian dollars through May 2015.
Forward foreign exchange contracts	11
Percentage of revenue and expenses incurred in Canadian currency	23.40%
Loss on translation	(424,000)	183,000
6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	700,000
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	176,500,000
Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Non cash gain	700,000
Forward Contracts liability	100,000
Interest Rate Swap
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	(400,000)
Notional amount of derivative liabilities	50,000,000
Interest rate swap liability	400,000
Monthly Dividend
Fair Value, Option, Quantitative Disclosures [Line Items]
Loss on translation	(400,000)
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	97,400,000
Change in interest expense in cash flow	1.00%
Change in cash flows resulting from change in interest rates	100,000
Fixed Rate Senior Notes | Revolving Credit Facility
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	62,400,000
Fixed Rate Senior Notes | Secured Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 35,000,000
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Two common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation plus Cdn $3.847 (reflecting the equivalent value of the Subordinated Note component of the IPS)
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability is based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation.